Document and Entity Information	May 07, 2025
Document And Entity Information [Line Items]
Entity Registrant Name	NewAmsterdam Pharma Co N.V.
Entity Address, Country	NL
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0001936258
Document Type	8-K
Document Period End Date	May 07, 2025
Entity Incorporation State Country Code	P7
Entity File Number	001-41562
Entity Address, City or Town	1411 DC
Entity Address, Postal Zip Code	1411 DC
Entity Address, Address Line One	DC
Local Phone Number	35 206 2971
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Fair Value Measured at Net Asset Value Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Ordinary Shares, nominal value €0.12 per share
Trading Symbol	NAMS
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase Ordinary Shares
Trading Symbol	NAMSW
Security Exchange Name	NASDAQ